February 3, 2023

VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re: AIM ETF Products Trust (the “Registrant”)
      File Nos. 333-235734 and 811-23504

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act’”), and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post-Effective Amendment Nos. 17/20 (the “Amendment”) to the Registrant’s registration statement on Form N-1A. This Amendment is being filed in order to register shares of eight new series of the Registrant designated as the AllianzIM U.S. Large Cap Buffer10 May ETF, AllianzIM U.S. Large Cap Buffer20 May ETF, AllianzIM U.S. Large Cap Buffer10 Jun ETF, AllianzIM U.S. Large Cap Buffer20 Jun ETF, AllianzIM U.S. Large Cap Buffer10 Aug ETF, AllianzIM U.S. Large Cap Buffer20 Aug ETF, AllianzIM U.S. Large Cap Buffer10 Sep ETF, and AllianzIM U.S. Large Cap Buffer20 Sep ETF (the “New Series Funds”). The Amendment relates only to the New Series Funds and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.

Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Registrant believes that the Amendment may be eligible for selective review. The Staff previously reviewed a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on August 2, 2022 (Accession No. 0000836346-22-000132) (the “Prior Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Nov ETF and AllianzIM U.S. Large Cap Buffer20 Nov ETF (the “November Series Funds”), AllianzIM U.S. Large Cap Buffer10 Dec ETF and AllianzIM U.S. Large Cap Buffer20 Dec ETF (the “December Series Funds”), AllianzIM U.S. Large Cap Buffer10 Feb ETF and AllianzIM U.S. Large Cap Buffer20 Feb ETF (the “February Series Funds”), and the AllianzIM U.S. Large Cap Buffer10 Mar ETF and AllianzIM U.S. Large Cap Buffer20 Mar ETF series of the Registrant (the “March Series Funds,” and collectively with the November Series Funds, December Series Funds and February Series Funds, the “Prior Funds”).

Because: (1) the New Series Funds employ investment objectives, policies and techniques that are identical to the Prior Funds with the exception of the Outcome Period, as described below, and (2) the Amendment contains disclosure that is substantially similar to the disclosure contained in the prospectuses and SAIs of the Prior Funds that were included in the Prior Amendment, the Registrant believes that the Amendment is eligible for selective review.

As noted above, the primary difference between each of the New Series Funds and the Prior Funds is the Outcome Period, as follows:

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America.

Fund	Initial Outcome Period	Subsequent Outcome Periods
Prior Funds
November Series Funds	November 1, 2022 through October 31, 2023	One-year period from November 1 to October 31
December Series Funds	December 1, 2022 through November 30, 2023	One-year period from December 1 to November 30
February Series Funds	February 1, 2023 through January 31, 2024	One-year period from February 1 to January 31
March Series Funds	March 1, 2023 through February 29, 2024	One-year period from March 1 to February 28 or 29
New Series Funds
AllianzIM U.S. Large Cap Buffer10 May ETF and AllianzIM U.S. Large Cap Buffer20 May ETF	May 1, 2023 through April 30, 2024	One-year period from May 1 to April 30
AllianzIM U.S. Large Cap Buffer10 Jun ETF and AllianzIM U.S. Large Cap Buffer20 Jun ETF	June 1, 2023 through May 31, 2024	One-year period from June 1 to May 31
AllianzIM U.S. Large Cap Buffer10 Aug ETF and AllianzIM U.S. Large Cap Buffer20 Aug ETF	August 1, 2023 through July 31, 2024	One-year period from August 1 to July 31
AllianzIM U.S. Large Cap Buffer10 Sep ETF and AllianzIM U.S. Large Cap Buffer20 Sep ETF	September 1, 2023 through August 31, 2024	One-year period from September 1 to August 31

In addition, in each case, the Buffer10 version of a Fund and the corresponding Buffer20 version of the Fund are identical except that the Buffer10 offers a 10% buffer and the Buffer20 offers a 20% buffer. For example, AllianzIM U.S. Large Cap Buffer10 May ETF and AllianzIM U.S. Large Cap Buffer20 May ETF are identical with the exception of the buffer.

Please direct questions or comments relating to this filing to J. Stephen Feinour, Jr. of the Stradley Ronon law firm, at 215-564-8521.

Sincerely,

AIM ETF Products Trust

By:  /s/ Erik Nelson
     _________________________
     Erik Nelson, Secretary

763/765-7453
Erik.Nelson@allianzlife.com